Premises and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 29,888,995	$ 29,527,352
Less accumulated depreciation and amortization	7,646,157	6,536,911
Premises and equipment	22,242,838	22,990,441
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,226,252	7,226,252
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,697,160	15,729,044
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,954,110	6,344,642
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,473	$ 227,414